Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 — Related Party Transactions

Some of the owners of Americrew own stock in entities which sell goods and services and lease premises toAmericrew. These are done as arms length transactions and are as follows for the nine months September 2021 and year ended 2020:

Entity	Product	2021	2020
New Jersey Tower Service Inc	Services	$33,767	$121,173
Mikab Equipment Sales Inc	Equipment	23,836	0
29 Aladdin Avenue Realty LLC	Premises Lease	27,900	48,000
75 Second Street Realty LLC	Premises Lease	10,800	9,000
Mikab Realty LLC	Premises Lease	10,800	10,800
Mikab Properties LLC	Premises Lease	80,978	72,900
RR Power Leasing LLC	Equipment	41,400	0
Novation Enterprises	Services & Workforce Dev	548,373	0